CAPITAL AND OTHER EXPENDITURE COMMITMENTS	12 Months Ended
Dec. 31, 2018
CAPITAL AND OTHER EXPENDITURE COMMITMENTS
CAPITAL AND OTHER EXPENDITURE COMMITMENTS

NOTE 30 — CAPITAL AND OTHER EXPENDITURE COMMITMENTS

Capital commitments relating to tenements

As at 31 December 2018, all of the Company’s core exploration and evaluation and development and production assets are located in Texas. The Company has an interest in a non-core exploration and evaluation license located in Australia.

The mineral leases in the exploration prospects in the US have primary terms ranging from three years to five years and generally have no specific capital expenditure requirements. However, mineral leases that are not successfully drilled and included within a spacing unit for a producing well within the primary term will expire at the end of the primary term unless re-leased.

The Company is committed to fund exploratory drilling in the Cooper Basin (Australia) of up to approximately A$10.6 million (US$7.5 million) through 2019, of which A$7.1 million (US$5.0 million) had been incurred as at 31 December 2018.

The following tables summarize the Group’s contractual commitments not provided for in the consolidated statement of financial position:

	Total	Less than		More than 5
As at 31 December 2018	US$’000	1 year	1 — 5 years	years
Cooper Basin capital commitments (1)	2,508	2,508	—	—
Drilling rig commitments (2)	4,106	4,106	—	—
Operating lease commitments (3)	5,004	2,018	2,022	964
Employment commitments (4)	396	396	—	—
Minimum revenue commitment (5)	70,589	15,789	54,800	—
Total expenditure commitments	82,603	24,817	56,822	964
(1)

The Company has a commitment to fund capital expenditures at the Cooper Basin of up to approximately A $10.6 million through 2019, of which A $7.1 million had been paid or accrued to date as at 31 December 31, 2018.  The remaining commitment amounts in table are shown in USD translated at year-end.  Timing of commitment may vary.

(2)	As at 31 December 2018 the Company had one drilling rig contracted through May 2019.

(3)

Represents commitments for minimum lease payments in relation to non-cancellable operating leases for office space, net of sublease rental income, compressor and other field equipment, the Company’s amine treatment facility, and certain land-use agreements not provided for in the consolidated financial statements.

(4)

The Company has an employment agreement in place with its CEO through 2 January 2021.  His contract provides that in the event of his involuntary termination without cause, he will receive his base salary through the term of the agreement, not to exceed the amount allowed under Section 200G of the Australian Corporations Act governing payments made without shareholder approval (generally limited to an amount equal to one year’s salary based upon the average salary over the past three years).  The amount in the table above represents the amount payable considering this limitation, as if his termination occurred on 31 December 2018.  Details relating to the employment contracts are set out in the Company’s Remuneration Report.

(5)	Total minimum revenue commitments by fiscal year are as follows:

As at 31 December 2018	2019	2020	2021	2022	Total
Hydrocarbon handling and gathering agreement	10,133	14,449	14,232	6,852	45,666
Crude oil and condensate marketing agreements	3,075	4,706	7,565	4,381	19,727
Gas processing agreement	1,993	2,020	—	—	4,013
Gas transportation agreements	588	595	—	—	1,183
Total minimum revenue commitment	15,789	21,770	21,797	11,233	70,589

In conjunction with the acquisition on 23 April 2018, the Company entered into contracts with a large midstream company and production purchaser to provide gathering, processing, transportation and marketing of hydrocarbon production for the acquired properties.  The contracts contain a Minimum Revenue Commitment (“MRC”) that requires us to pay minimum annual fees related to gathering, processing, transportation and marketing.  Fixed fees per volumetric unit are expensed as incurred and settled with the midstream company on a monthly basis.  If, at the end of each calendar year during the term of the contract, the Company fails to satisfy its MRC with the fixed volume fees, the Company is required to pay a deficiency payment equal to the shortfall.  If the volumes and associated fees exceed the MRC in any contractual year, the overage can be applied to reduce the commitment, if any, in the following year.  Due to the timing of closing of the acquisition, the Company’s development program was back-loaded in 2018, and the Company was unable to meet its commitment under one of the midstream agreements in 2018.  This resulted in a deficiency shortfall of $2.8 million for 2018, which is included in transportation, processing and gathering expense in the consolidated statement of profit or loss and other comprehensive income.

The Company also had office equipment and vehicles under finance lease arrangements.  As at 31 December 2018, the net carrying amount of the office equipment and vehicles was $0.1 million and $0.3 million, respectively, included as part of property and equipment (see Note 21).  Finance lease liabilities are secured by the related assets held under finance leases.  Future minimum finance lease payments are $0.1 million and $0.3 million through 2023.

Subsequent to 31 December 2018, the Company entered into additional operating leases commitments of $0.5 million.